                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09597

                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 1/31/06

ITEM 1:    REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2006

SEMIANNUAL REPORT

LORD ABBETT
  LARGE-CAP GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

================================================================================
LORD ABBETT LARGE-CAP GROWTH FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Large-Cap Growth Fund's strategies and performance for the six-month period ended January 31, 2006. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: During the period, a few major trends dominated the equity markets. Perhaps most influential was the building strength of equities, especially during the latter half of the period, as the U.S. economy proved resilient.

   Across the indexes tracked by Standard & Poor's, equities with a value bias outperformed growth stocks. However, strip away the dominance of large-capitalization stocks in market-weighted aggregate indexes - and the picture changes. In style-box fashion, mid-capitalization growth stocks led small growth equities, which in turn outperformed large value stocks. Although large value equities outperformed their growth-oriented peers in the period, large-cap growth gained substantial momentum in the broad rally experienced in November 2005 and January 2006.

   In the broad S&P Super Composite 1500(R) Index,(1) the top performing sectors during the period included energy, materials, and financials, while the underperforming sectors were consumer discretionary, telecommunications, and consumer staples.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: The fund returned 9.8 percent, reflecting performance at the net asset value
(NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(2) which returned 3.9 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF JANUARY 31, 2006, ARE: 1 YEAR: 10.89 PERCENT, 5 YEARS: -9.29 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1999): -10.76 PERCENT. DURING CERTAIN PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge

================================================================================

(CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

CONTRIBUTING TO FUND PERFORMANCE

A: The technology sector was the strongest contributor to performance, relative to the fund's benchmark, followed by the healthcare and other energy sectors. The holding that contributed the most to performance was Broadcom Corp. Broadcom provides integrated silicon solutions that enable broadband digital data transmission. Other technology companies that proved beneficial to fund performance included Marvell Technology Group Ltd., a provider of the interface between analog signals and the digital information used in computing and communications systems, and Advanced Micro Devices, Inc., a supplier of integrated circuits for the personal and networked computer and communications markets. In addition, Corning, Inc., the fund's third largest holding, posted strong performance in the period. Corning conducts operations in the telecommunications, advanced materials, and information display industries. Autodesk, Inc., a supplier of PC software and multimedia tools, also contributed to performance.

   Healthcare companies that added to the fund's performance included Gilead Sciences, Inc. Gilead is a biopharmaceutical company that provides therapeutics to advance the care of patients suffering from life-threatening diseases. Another strong healthcare performer was Celgene Corp., a global biopharmaceutical company.

   The strongest contributor in the other energy sector was oil services company Schlumberger Ltd., the fund's eighth largest holding.

   Other holdings that contributed to fund performance during the period were consumer discretionary company Google Inc., which provides a Web-based search engine, and financial services company Lehman Brothers Holdings Inc., an investment bank.

================================================================================

DETRACTING FROM FUND PERFORMANCE

   The fund's worst performing sector during the period ended January 31, 2006, relative to its benchmark, was producer durables. The auto and transportation sector and the materials and processing sector also took away from performance due to the fund's lack of exposure to these sectors during a time when they exhibited strong relative performance.

   Detracting from relative performance was technology company Intel Corp., a provider of computer components and related products. Another technology holding, Dell Inc., a provider of personal computers, servers, storage systems, and other technology products and services, also disappointed. Consumer discretionary holdings that took away from performance included global Internet media company Yahoo! Inc., retailers Urban Outfitters, Inc., Abercrombie & Fitch Co., and Target Corp., as well as restaurant operators Darden Restaurants, Inc. and The Cheesecake Factory Inc. ImClone Systems Inc., a biopharmaceutical company, also detracted from performance, as did Walgreen Co., an operator of retail drugstores.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

   A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P Super Composite 1500(R) Index combines the S&P 500(R), S&P MidCap 400(R), and S&P SmallCap 600(R) indexes and is an efficient way to create a broad market portfolio representing 90 percent of U.S. equities.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of January 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

================================================================================

EXPENSE EXAMPLE

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).

ACTUAL EXPENSES

   For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/05 - 1/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

================================================================================

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING        ENDING        EXPENSES
                                                  ACCOUNT        ACCOUNT      PAID DURING
                                                   VALUE          VALUE         PERIOD+
                                                -----------    -----------    -----------
                                                                               8/1/05 -
                                                   8/1/05        1/31/06        1/31/06
                                                -----------    -----------    -----------
CLASS A
Actual                                          $  1,000.00    $  1,098.30    $      7.88
Hypothetical (5% Return Before Expenses)        $  1,000.00    $  1,017.69    $      7.58
CLASS B
Actual                                          $  1,000.00    $  1,093.80    $     11.29
Hypothetical (5% Return Before Expenses)        $  1,000.00    $  1,014.42    $     10.86
CLASS C
Actual                                          $  1,000.00    $  1,094.00    $     11.30
Hypothetical (5% Return Before Expenses)        $  1,000.00    $  1,014.42    $     10.86
CLASS P
Actual                                          $  1,000.00    $  1,097.50    $      7.77
Hypothetical (5% Return Before Expenses)        $  1,000.00    $  1,017.80    $      7.48
CLASS Y
Actual                                          $  1,000.00    $  1,100.40    $      5.98
Hypothetical (5% Return Before Expenses)        $  1,000.00    $  1,019.51    $      5.75

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.49% for Class A, 2.14% for Classes B and C, 1.47% for Class P, and 1.13 for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

================================================================================

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JANUARY 31, 2006

SECTOR*                               %**
Consumer Discretionary               18.21%
Consumer Staples                      5.52%
Financial Services                    8.48%
Healthcare                           20.03%
Other                                 1.72%
Other Energy                          6.12%
Producer Durables                     1.51%
Technology                           28.96%
Short-Term Investment                 9.45%
Total                               100.00%

*    A sector may comprise several industries.
**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 92.37%

BANKS: OUTSIDE NEW YORK CITY 0.97%
Wachovia Corp.                                             35,000   $      1,919
                                                                    ------------
BEVERAGE: SOFT DRINKS 1.70%
PepsiCo, Inc.                                              58,600          3,351
                                                                    ------------
BIOTECHNOLOGY RESEARCH & PRODUCTION 5.79%
Amgen, Inc.*                                               17,000          1,239
Celgene Corp.*                                             65,000          4,625
Genentech, Inc.*                                           15,936          1,369
Genzyme Corp.*                                             59,000          4,185
                                                                    ------------
TOTAL                                                                     11,418
                                                                    ------------
COMMUNICATIONS TECHNOLOGY 12.26%
Corning, Inc.*                                            247,000          6,015
Telefonaktiebolaget
LM Ericssom ADR                                            65,000          2,371
Motorola, Inc.                                            318,000          7,222
QUALCOMM, Inc.                                            121,000          5,803
Scientific-Atlanta, Inc.                                   65,000          2,779
                                                                    ------------
TOTAL                                                                     24,190
                                                                    ------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 2.20%
Adobe Systems, Inc.                                        15,000            596
Autodesk, Inc.                                             92,400          3,750
                                                                    ------------
TOTAL                                                                      4,346
                                                                    ------------
COMPUTER TECHNOLOGY 5.87%
Apple Computer, Inc.*                                      85,000          6,418
Network Appliance, Inc.*                                   74,000          2,309
NVIDIA Corp.*                                              63,700          2,864
                                                                    ------------
TOTAL                                                                     11,591
                                                                    ------------
CONSUMER ELECTRONICS 4.47%
Google Inc. Class A*                                       13,850          6,000
Yahoo! Inc.*                                               82,000          2,816
                                                                    ------------
TOTAL                                                                      8,816
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES 5.71%
American Express Co.                                       87,626   $      4,596
Citigroup Inc.                                             76,600          3,568
Goldman Sachs Group, Inc. (The)                            22,000          3,108
                                                                    ------------
TOTAL                                                                     11,272
                                                                    ------------
DRUG & GROCERY STORE CHAINS 1.66%
Walgreen Co.                                               75,500          3,268
                                                                    ------------
DRUGS & PHARMACEUTICALS 3.44%
Amylin Pharmaceuticals, Inc.*                              20,000            848
Gilead Sciences, Inc.*                                     77,000          4,687
Roche Holdings Ltd. ADR                                    16,000          1,261
                                                                    ------------
TOTAL                                                                      6,796
                                                                    ------------
ELECTRICAL EQUIPMENT & COMPONENTS 1.54%
Emerson Electric Co.                                       39,138          3,031
                                                                    ------------
ELECTRONICS: MEDICAL SYSTEMS 2.07%
Medtronic, Inc.                                            72,350          4,086
                                                                    ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 9.21%
Advanced Micro Devices, Inc.*                              74,066          3,100
Broadcom Corp. Class A*                                    81,700          5,572
Intel Corp.                                                42,479            904
Marvell Technology Group Ltd.*(a)                          56,400          3,859
Microchip Technology Inc.                                  35,000          1,313
Texas Instruments Inc.                                    117,500          3,434
                                                                    ------------
TOTAL                                                                     18,182
                                                                    ------------
ENERGY MISCELLANEOUS 0.99%
GlobalSantaFe Corp.(a)                                     32,000          1,954
                                                                    ------------
HEALTH & PERSONAL CARE 1.69%
WellPoint, Inc.*                                           43,500          3,341
                                                                    ------------
HEALTHCARE MANAGEMENT SERVICES 2.22%
UnitedHealth Group, Inc.                                   73,640          4,376
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
HOTEL/MOTEL 3.60%
Hilton Hotels Corp.                                       178,000   $      4,438
Starwood Hotels & Resorts Worldwide, Inc.                  43,700          2,657
                                                                    ------------
TOTAL                                                                      7,095
                                                                    ------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.12%
Schlumberger Ltd.(a)                                       39,600          5,047
Weatherford Int'l. Ltd.*                                   25,000          1,120
                                                                    ------------
TOTAL                                                                      6,167
                                                                    ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 5.22%
Alcon, Inc.(a)                                             37,500          4,797
St. Jude Medical, Inc.*                                   112,100          5,507
                                                                    ------------
TOTAL                                                                     10,304
                                                                    ------------
MULTI-SECTOR COMPANIES 1.76%
General Electric Co.                                      105,818          3,465
                                                                    ------------
OFFSHORE DRILLING 0.49%
Transocean Inc.*                                           12,000            974
                                                                    ------------
OIL: CRUDE PRODUCERS 1.63%
Ultra Petroleum Corp.*                                     19,000          1,307
XTO Energy Inc.                                            39,000          1,914
                                                                    ------------
TOTAL                                                                      3,221
                                                                    ------------
RESTAURANTS 2.22%
Cheesecake Factory Inc. (The)*                            119,000          4,385
                                                                    ------------
RETAIL 6.17%
Best Buy Co., Inc.                                         78,000          3,952
Chico's FAS, Inc.*                                         48,000          2,091
Nordstrom, Inc.                                            36,000          1,502
Target Corp.                                               43,800          2,398
Urban Outfitters, Inc.*                                    82,000          2,239
                                                                    ------------
TOTAL                                                                     12,182
                                                                    ------------
SECURITIES BROKERAGE & SERVICES 1.97%
Lehman Brothers Holdings Inc.                              27,684   $      3,888
                                                                    ------------
SOAPS & HOUSEHOLD CHEMICALS 2.28%
Procter & Gamble Co. (The)                                 75,908          4,496
                                                                    ------------
TEXTILES APPAREL MANUFACTURERS 2.12%
Coach, Inc.*                                              116,600          4,192
                                                                    ------------
TOTAL COMMON STOCKS
(cost $162,426,422)                                                      182,306
                                                                    ============

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
SHORT-TERM INVESTMENT 9.64%

REPURCHASE AGREEMENT 9.64%

Repurchase Agreement dated 1/31/2006, 3.65% due
2/1/2006 with State Street Bank & Trust Co.
collateralized by $19,405,000 of Federal National
Mortgage Assoc. at 4.72% due 3/15/2010; value:
$19,405,000; proceeds: $19,021,608
(cost $19,019,680)                                   $     19,020         19,020
                                                                    ============
TOTAL INVESTMENTS IN SECURITIES 102.01%
(cost $181,446,102)                                                      201,326
                                                                    ============
LIABILITIES IN EXCESS OF OTHER ASSETS (2.01%)                             (3,964)
                                                                    ------------
NET ASSETS 100.00%                                                  $    197,362
                                                                    ============

  *  Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JANUARY 31, 2006

ASSETS:
Investments in securities, at value (cost $181,446,102)                            $   201,325,931
Receivables:
   Interest and dividends                                                                   38,823
   Investment securities sold                                                            1,406,871
   Capital shares sold                                                                   1,487,533
   From advisor                                                                             23,098
Prepaid expenses and other assets                                                           60,386
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           204,342,642
--------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                                       6,203,944
   Capital shares reacquired                                                               314,413
   Management fee                                                                          120,610
   12b-1 distribution fees                                                                 113,349
   Fund administration                                                                      11,162
   Trustees' fees                                                                           18,155
   To affiliate                                                                              1,810
Accrued expenses and other liabilities                                                     196,726
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        6,980,169
==================================================================================================
NET ASSETS                                                                         $   197,362,473
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $   237,818,514
Accumulated net investment loss                                                           (766,219)
Accumulated net realized loss on investments                                           (59,569,651)
Net unrealized appreciation on investments                                              19,879,829
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   197,362,473
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $   117,130,129
Class B Shares                                                                     $    33,048,929
Class C Shares                                                                     $    32,369,485
Class P Shares                                                                     $         8,785
Class Y Shares                                                                     $    14,805,145
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF AUTHORIZED
   SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                          20,566,826
Class B Shares                                                                           6,033,702
Class C Shares                                                                           5,915,500
Class P Shares                                                                            1,531.60
Class Y Shares                                                                           2,599,629
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $          5.70
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $          6.05
Class B Shares-Net asset value                                                     $          5.48
Class C Shares-Net asset value                                                     $          5.47
Class P Shares-Net asset value                                                     $          5.74
Class Y Shares-Net asset value                                                     $          5.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JANUARY 31, 2006

INVESTMENT INCOME:
Dividends                                                                          $       435,366
Interest                                                                                   149,240
Foreign withholding tax                                                                       (131)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    584,475
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                             585,801
12b-1 distribution plan-Class A                                                            168,406
12b-1 distribution plan-Class B                                                            139,490
12b-1 distribution plan-Class C                                                            131,102
12b-1 distribution plan-Class P                                                                  4
Shareholder servicing                                                                      331,375
Professional                                                                                33,165
Reports to shareholders                                                                     37,297
Fund administration                                                                         31,243
Custody                                                                                      8,882
Trustees' fees                                                                               5,382
Registration                                                                                43,754
Subsidy (See Note 3)                                                                        16,015
Other                                                                                        2,216
--------------------------------------------------------------------------------------------------
Gross expenses                                                                           1,534,132
   Expense reductions (See Note 7)                                                          (2,216)
   Expenses assumed by advisor (See Note 3)                                               (195,128)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             1,336,788
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                       (752,313)
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                 11,143,330
Net change in unrealized appreciation (depreciation) on investments                      4,602,122
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                        15,745,452
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    14,993,139
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX MONTHS ENDED
                                                                                JANUARY 31, 2006    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                                (UNAUDITED)        JULY 31, 2005
OPERATIONS:
Net investment loss                                                     $               (752,313)   $         (580,467)
Net realized gain (loss) on investments                                               11,143,330            (1,747,248)
Net change in unrealized appreciation (depreciation) on investments                    4,602,122            17,079,340
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  14,993,139            14,751,625
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                     60,337,476            40,463,746
Cost of shares reacquired                                                            (17,317,786)          (32,361,125)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                  43,019,690             8,102,621
======================================================================================================================
NET INCREASE IN NET ASSETS                                                            58,012,829            22,854,246
======================================================================================================================
NET ASSETS:
Beginning of period                                                                  139,349,644           116,495,398
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                           $            197,362,473    $      139,349,644
======================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                         $               (766,219)   $          (13,906)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
                                             (UNAUDITED)          2005         2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $      5.19       $    4.62    $    4.41    $    4.02    $    6.33    $   10.57
                                             ===========       =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                            (.02)           (.01)        (.05)        (.04)        (.07)        (.08)
  Net realized and unrealized
    gain (loss)                                      .53             .58          .26          .43        (2.24)       (4.14)
                                             -----------       ---------    ---------    ---------    ---------    ---------
    Total from investment operations                 .51             .57          .21          .39        (2.31)       (4.22)
                                             -----------       ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net realized gain                                    -               -            -            -            -         (.02)
                                             -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $      5.70       $    5.19    $    4.62    $    4.41    $    4.02    $    6.33
                                             ===========       =========    =========    =========    =========    =========
Total Return(b)                                     9.83%(d)       12.34%        4.76%        9.70%      (36.49)%     (39.96)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                  .75%(d)        1.65%        1.90%        2.06%        2.02%        1.68%
Expenses, excluding expense reductions
    and expenses assumed                             .88%(d)        1.85%        1.90%        2.06%        2.02%        1.69%
  Net investment loss                               (.38)%(d)       (.25)%       (.98)%      (1.06)%      (1.29)%      (1.01)%

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)          2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $   117,130       $  88,882    $  79,114    $  65,178    $  56,665    $  78,064
  Portfolio turnover rate                          87.38%         103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
                                             (UNAUDITED)          2005         2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $      5.01       $    4.48    $    4.31    $    3.95    $    6.26    $   10.51
                                             ===========       =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                            (.04)           (.04)        (.07)        (.07)        (.10)        (.13)
  Net realized and unrealized gain (loss)            .51             .57          .24          .43        (2.21)       (4.10)
                                             -----------       ---------    ---------    ---------    ---------    ---------
     Total from investment operations                .47             .53          .17          .36        (2.31)       (4.23)
                                             -----------       ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net realized gain                                    -               -            -            -            -         (.02)
                                             -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $      5.48       $    5.01    $    4.48    $    4.31    $    3.95    $    6.26
                                             ===========       =========    =========    =========    =========    =========
Total Return(b)                                     9.38%(d)       11.83%        3.94%        9.11%      (36.90)%     (40.34)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions
     and expenses assumed                           1.08%(d)        2.29%        2.52%        2.67%        2.63%        2.29%
  Expenses, excluding expense reductions
     and expenses assumed                           1.21%(d)        2.49%        2.52%        2.67%        2.63%        2.30%
  Net investment loss                               (.71)%(d)       (.90)%      (1.60)%      (1.67)%      (1.92)%      (1.64)%

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)          2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $    33,049       $  25,924    $  20,731    $  15,452    $  10,041    $  11,522
  Portfolio turnover rate                          87.38%         103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
                                             (UNAUDITED)          2005         2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $      5.00       $    4.48    $    4.31    $    3.95    $    6.25    $   10.51
                                             ===========       =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                            (.04)           (.04)        (.08)        (.07)        (.10)        (.13)
  Net realized and unrealized gain (loss)            .51             .56          .25          .43        (2.20)       (4.11)
                                             -----------       ---------    ---------    ---------    ---------    ---------
    Total from investment operations                 .47             .52          .17          .36        (2.30)       (4.24)
                                             -----------       ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net realized gain                                    -               -            -            -            -         (.02)
                                             -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $      5.47       $    5.00    $    4.48    $    4.31    $    3.95    $    6.25
                                             ===========       =========    =========    =========    =========    =========
Total Return(b)                                     9.40%(d)       11.61%        3.94%        9.11%      (36.80)%     (40.44)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions
    and expenses assumed                            1.08%(d)        2.29%        2.52%        2.67%        2.63%        2.34%
  Expenses, excluding expense reductions
    and expenses assumed                            1.21%(d)        2.49%        2.52%        2.67%        2.63%        2.35%
  Net investment loss                               (.70)%(d)       (.90)%      (1.60)%      (1.67)%      (1.91)%      (1.69)%

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)          2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $    32,369       $  22,867    $  16,648    $  10,550    $   5,731    $   4,598
  Portfolio turnover rate                          87.38%         103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                ENDED                                  YEAR ENDED 7/31
                                              1/31/2006        ---------------------------------------------------------------
                                             (UNAUDITED)          2005         2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $      5.23       $    4.65    $    4.43     $    4.03     $    6.32    $   10.53
                                             ===========       =========    =========     =========     =========    =========
Investment operations:
  Net investment loss(a)                            (.02)           (.01)        (.04)         (.03)         (.05)        (.07)
  Net realized and unrealized gain (loss)            .53             .59          .26           .43         (2.24)       (4.12)
                                             -----------       ---------    ---------     ---------     ---------    ---------
    Total from investment operations                 .51             .58          .22           .40         (2.29)       (4.19)
                                             -----------       ---------    ---------     ---------     ---------    ---------
Distributions to shareholders from:
  Net realized gain                                    -               -            -             -             -         (.02)
                                             -----------       ---------    ---------     ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD               $      5.74       $    5.23    $    4.65     $    4.43     $    4.03    $    6.32
                                             ===========       =========    =========     =========     =========    =========
Total Return(b)                                     9.75%(d)       12.47%        4.97%         9.93%       (36.23)%     (39.83)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions
    and expenses assumed                             .75%(d)        1.53%        1.97%+        2.12%+        2.08%        1.74%
  Expenses, excluding expense reductions
    and expenses assumed                             .83%(d)        1.64%        1.97%+        2.12%+        2.08%        1.75%
  Net investment loss                               (.36)%(d)       (.17)%      (1.05)%+      (1.12)%+      (1.35)%      (1.08)%

                                              SIX MONTHS
                                                ENDED                                  YEAR ENDED 7/31
                                              1/31/2006        ---------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)          2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $         9       $       1    $       1     $       1     $       -(c) $       1
  Portfolio turnover rate                          87.38%         103.08%       28.15%        47.02%        42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        --------------------------------------------------------------
                                             (UNAUDITED)          2005        2004          2003          2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $      5.18       $    4.59   $    4.35     $    4.00     $    6.31    $   10.54
                                             ===========       =========    =========     =========     =========    =========
Investment operations:
  Net investment income (loss)(a)                   (.01)            .01        (.01)         (.07)         (.08)        (.08)
  Net realized and unrealized gain (loss)            .53             .58         .25           .42         (2.23)       (4.13)
                                             -----------       ---------    ---------     ---------     ---------    ---------
    Total from investment operations                 .52             .59         .24           .35         (2.31)       (4.21)
                                             -----------       ---------    ---------     ---------     ---------    ---------
Distributions to shareholders from:
  Net realized gain                                    -               -           -             -             -         (.02)
                                             -----------       ---------    ---------     ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD               $      5.70       $    5.18   $    4.59     $    4.35     $    4.00    $    6.31
                                             ===========       =========    =========     =========     =========    =========
Total Return(b)                                    10.04%(d)       12.85%       5.52%         8.75%       (36.61)%     (39.98)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions
    and expenses assumed                             .57%(d)        1.26%       1.52%+        1.67%+        1.63%        1.29%
  Expenses, excluding expense reductions
    and expenses assumed                             .69%(d)        1.52%       1.52%+        1.67%+        1.63%        1.30%
  Net investment income (loss)                      (.16)%(d)        .23%       (.60)%+       (.67)%+       (.87)%       (.58)%

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED 7/31
                                              1/31/2006        --------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)          2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $    14,805       $   1,676   $       1     $       -(c)  $       -(c) $       1
  Portfolio turnover rate                          87.38%         103.08%      28.15%        47.02%        42.08%       36.53%

  +  The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount represents less than $1,000.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the following annual rates:

     .75% of the first $1 billion of average daily net assets;
     .70% of the next $1 billion;
     .65% over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending July 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' net operating expenses do not exceed the following annual rates:

CLASS                         % OF AVERAGE DAILY NET ASSETS
-----------------------------------------------------------
A                                         1.50%
B                                         2.15%
C                                         2.15%
P                                         1.60%
Y                                         1.15%

The Fund, along with certain other funds managed by Lord Abbett (together the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust ("World Growth & Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of World Growth & Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by World Growth & Income

Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                               CLASS A       CLASS B     CLASS C    CLASS P
-------------------------------------------------------------------------------
Service                                .25%           .25%       .25%       .20%
Distribution                           .10%(1)        .75%       .75%       .25%

(1) The amount of CDSC collected by the Fund for the six months ended January 31, 2006 was $1,705.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2006:

DISTRIBUTOR          DEALERS'
COMMISSIONS          CONCESSIONS
--------------------------------
$    72,762          $   391,994

Distributor received CDSCs of $404 and $66 for Class A and Class C shares, respectively, for the six months ended January 31, 2006.

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.


4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2005, the capital loss carryforwards, along with the related expiration dates, are as follows:

    2010           2011          2012         TOTAL
-------------------------------------------------------
$  13,487,668  $  47,696,550  $ 3,496,442  $  64,680,660

As of January 31, 2006, the Fund's aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                  $   182,806,26
--------------------------------------------------------
Gross unrealized gain                         20,272,395
Gross unrealized loss                         (1,752,726)
--------------------------------------------------------
   Net unrealized security gain           $   18,519,669
========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2006 are as follows:

PURCHASES               SALES
---------------------------------
$   159,402,510   $   131,376,490

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2006.

6.  TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2006.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of benefical interest are as follows:

                                          SIX MONTHS ENDED
                                          JANUARY 31, 2006                        YEAR ENDED
                                               (UNAUDITED)                     JULY 31, 2005
--------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                     5,696,766   $   31,092,538        4,493,344   $   21,595,702
Shares reacquired              (2,260,853)     (12,037,782)      (4,491,646)     (21,579,426)
--------------------------------------------------------------------------------------------
Increase                        3,435,913   $   19,054,756            1,698   $       16,276
--------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------
Shares sold                     1,384,471   $    7,280,018        1,576,502   $    7,317,201
Shares reacquired                (528,457)      (2,717,622)      (1,022,290)      (4,753,582)
--------------------------------------------------------------------------------------------
Increase                          856,014   $    4,562,396          554,212   $    2,563,619
--------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------
Shares sold                     1,763,084   $    9,195,393        2,093,393   $    9,720,231
Shares reacquired                (418,241)      (2,164,677)      (1,238,154)      (5,757,603)
--------------------------------------------------------------------------------------------
Increase                        1,344,843   $    7,030,716          855,239   $    3,962,628
--------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------
Shares sold                         1,420   $        8,076                -   $            -
Shares reacquired                       -                -               (1)              (6)
--------------------------------------------------------------------------------------------
Increase (decrease)                 1,420   $        8,076               (1)  $           (6)
--------------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------------
Shares sold                     2,353,833   $   12,761,451          380,623   $    1,830,612
Shares reacquired                 (77,989)        (397,705)         (56,951)        (270,508)
--------------------------------------------------------------------------------------------
Increase                        2,275,844   $   12,363,746          323,672   $    1,560,104
--------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance of the Class A shares of the Fund ranked in the second quintile of its performance universe for the nine-month and one-year periods, in the third quintile for the three-year period, and in the fifth quintile for the five-year period. The Board also observed that performance was below that of the Lipper Large-Cap Growth Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also noted that Lord Abbett had made a significant change in its investment personnel in the growth area in 2005 with the hiring of Bruce Bartlett as Director of Growth Equities and as portfolio manager for the Fund. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately the same as the median of the peer group, and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board noted that Lord Abbett had implemented an expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Classes B and C to 2.15%, the total expense ratio of Class P to not more than 1.60%, and the total expense ratio of Class Y to not more than 1.15%. The Board observed that the total expense ratio of Class A was approximately ten basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately thirty-eight basis points above the median of the peer group, and the total expense ratio of Class Y was approximately the same as the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to the relatively small average account size of the Fund.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBET(R) LOGO]


      This report, when not used for the general
    information of shareholders of the fund is to
    be distributed only if preceded or accompanied                  Lord Abbett Large-Cap Growth Fund
            by a current fund prospectus.

  Lord Abbett mutual fund shares are distributed by                                                               LALCG-3-106
             LORD ABBETT DISTRIBUTOR LLC.                                                                               (3/06)

ITEM 2:       CODE OF ETHICS.
              Not applicable.

ITEM 3:       AUDIT COMMITTEE FINANCIAL EXPERT.
              Not applicable.

ITEM 4:       PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5:       AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:       SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 10:      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
              Not applicable.

ITEM 11:      CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

              Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:      EXHIBITS.

    (a)(1)    Amendments to Code of Ethics - Not applicable.

    (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

    (a)(3)    Not applicable.

    (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT LARGE-CAP GROWTH FUND


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT LARGE-CAP GROWTH FUND


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: March 27, 2006